Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)
July 31, 2024

Principal Amount		Value
Asset-Backed Securities 1.4%
$750,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 11.89%, due 4/20/2037	$755,959 (a)(b)
750,000	OHA Credit Funding 18 Ltd., Series 2024-18A, Class E, (3 mo. USD Term SOFR + 6.40%), 11.69%, due 4/20/2037	756,738 (a)(b)
500,000	Signal Peak CLO 11 Ltd., Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 8.42%, due 7/18/2037	501,791 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 8.53%, due 7/14/2037	1,005,142 (a)(b)
Total Asset-Backed Securities (Cost $2,992,500)		3,019,630

Corporate Bonds 126.1%
Advertising 1.6%
Clear Channel Outdoor Holdings, Inc.
465,000	5.13%, due 8/15/2027	450,413 (a)
175,000	7.75%, due 4/15/2028	154,557 (a)
420,000	9.00%, due 9/15/2028	445,964 (a)
480,000	7.88%, due 4/1/2030	488,496 (a)
1,680,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	1,645,339 (a)
200,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	196,559 (a)
3,381,328
Aerospace & Defense 3.4%
415,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	424,208 (a)
Boeing Co.
180,000	6.39%, due 5/1/2031	187,932 (a)
230,000	6.53%, due 5/1/2034	241,439 (a)
Bombardier, Inc.
530,000	6.00%, due 2/15/2028	528,478 (a)
215,000	8.75%, due 11/15/2030	232,993 (a)
390,000	7.25%, due 7/1/2031	401,490 (a)
590,000	7.00%, due 6/1/2032	603,255 (a)
TransDigm, Inc.
195,000	5.50%, due 11/15/2027	192,553
1,605,000	6.75%, due 8/15/2028	1,635,851 (a)
710,000	6.38%, due 3/1/2029	723,207 (a)
1,300,000	6.88%, due 12/15/2030	1,336,869 (a)
725,000	6.63%, due 3/1/2032	741,549 (a)
7,249,824
Airlines 1.4%
185,000	American Airlines, Inc., 7.25%, due 2/15/2028	184,843 (a)
1,030,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	1,006,520 (a)
Latam Airlines Group SA
130,000	13.38%, due 10/15/2027	143,919 (a)
125,000	13.38%, due 10/15/2029	144,470 (a)
United Airlines, Inc.
615,000	4.38%, due 4/15/2026	599,617 (a)
310,000	4.63%, due 4/15/2029	292,962 (a)
715,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 2/1/2030	569,552 (a)
2,941,883
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Apparel 0.0%(c)
$30,000	William Carter Co., 5.63%, due 3/15/2027	$29,675 (a)
Auto Manufacturers 0.2%
Jaguar Land Rover Automotive PLC
340,000	5.88%, due 1/15/2028	336,646 (a)
30,000	5.50%, due 7/15/2029	29,339 (a)
365,985
Auto Parts & Equipment 1.8%
660,000	Adient Global Holdings Ltd., 8.25%, due 4/15/2031	693,909 (a)
Dana, Inc.
110,000	5.63%, due 6/15/2028	107,202
285,000	4.50%, due 2/15/2032	249,010
Goodyear Tire & Rubber Co.
420,000	5.00%, due 7/15/2029	396,396
930,000	5.25%, due 7/15/2031	869,474
445,000	5.63%, due 4/30/2033	409,495
IHO Verwaltungs GmbH
175,000	4.75% Cash/5.50% PIK, due 9/15/2026	170,633 (a)(d)
30,000	6.38% Cash/7.13% PIK, due 5/15/2029	30,029 (a)(d)
ZF North America Capital, Inc.
130,000	6.88%, due 4/14/2028	133,246 (a)
335,000	6.75%, due 4/23/2030	341,257 (a)
425,000	6.88%, due 4/23/2032	439,411 (a)
3,840,062
Building Materials 4.4%
Builders FirstSource, Inc.
270,000	6.38%, due 6/15/2032	273,832 (a)
720,000	6.38%, due 3/1/2034	726,184 (a)
440,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	437,455 (a)
Cornerstone Building Brands, Inc.
170,000	6.13%, due 1/15/2029	140,082 (a)
465,000	9.50%, due 8/15/2029	465,581 (a)(e)
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
1,305,000	6.63%, due 12/15/2030	1,329,499 (a)
445,000	6.75%, due 7/15/2031	453,799 (a)
760,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	723,616 (a)
850,000	Knife River Corp., 7.75%, due 5/1/2031	891,823 (a)
195,000	Masterbrand, Inc., 7.00%, due 7/15/2032	200,344 (a)
340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	344,963 (a)
725,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	677,220 (a)
455,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	425,965 (a)
Standard Industries, Inc.
1,010,000	4.38%, due 7/15/2030	920,110 (a)
460,000	6.50%, due 8/15/2032	460,837 (a)(e)
Summit Materials LLC/Summit Materials Finance Corp.
250,000	5.25%, due 1/15/2029	244,402 (a)
500,000	7.25%, due 1/15/2031	521,362 (a)
310,000	Wilsonart LLC, 11.00%, due 8/15/2032	303,800 (a)(e)
9,540,874
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals 5.6%
Ashland, Inc.
$705,000	3.38%, due 9/1/2031	$607,505 (a)
280,000	6.88%, due 5/15/2043	288,871
820,000	Avient Corp., 7.13%, due 8/1/2030	841,937 (a)
755,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	791,797 (a)
185,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	182,640 (a)
580,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	581,898 (a)
INEOS Finance PLC
545,000	6.75%, due 5/15/2028	547,220 (a)
455,000	7.50%, due 4/15/2029	463,158 (a)
860,000	INEOS Quattro Finance 2 PLC, 9.63%, due 3/15/2029	921,825 (a)
NOVA Chemicals Corp.
636,000	5.25%, due 6/1/2027	620,670 (a)
370,000	8.50%, due 11/15/2028	392,691 (a)
135,000	9.00%, due 2/15/2030	142,719 (a)
Olympus Water U.S. Holding Corp.
305,000	7.13%, due 10/1/2027	307,058 (a)
700,000	4.25%, due 10/1/2028	645,437 (a)
575,000	9.75%, due 11/15/2028	611,035 (a)
250,000	6.25%, due 10/1/2029	229,414 (a)
530,000	7.25%, due 6/15/2031	530,382 (a)
990,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	967,303 (a)
315,000	SNF Group SACA, 3.13%, due 3/15/2027	291,301 (a)
630,000	Tronox, Inc., 4.63%, due 3/15/2029	573,814 (a)
490,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	438,611 (a)
WR Grace Holdings LLC
725,000	5.63%, due 8/15/2029	663,417 (a)
490,000	7.38%, due 3/1/2031	503,142 (a)
12,143,845
Commercial Services 6.7%
ADT Security Corp.
30,000	4.13%, due 8/1/2029	27,987 (a)
630,000	4.88%, due 7/15/2032	585,716 (a)
1,065,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	1,083,539 (a)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
41,000	6.63%, due 7/15/2026	41,059 (a)
670,000	6.00%, due 6/1/2029	583,767 (a)
APX Group, Inc.
90,000	6.75%, due 2/15/2027	89,896 (a)
735,000	5.75%, due 7/15/2029	715,066 (a)
1,525,000	Block, Inc., 6.50%, due 5/15/2032	1,549,708 (a)
1,355,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	1,427,185 (a)
895,000	Champions Financing, Inc., 8.75%, due 2/15/2029	912,853 (a)
Garda World Security Corp.
110,000	7.75%, due 2/15/2028	113,509 (a)
550,000	6.00%, due 6/1/2029	509,910 (a)
680,000	8.25%, due 8/1/2032	680,968 (a)
Herc Holdings, Inc.
345,000	5.50%, due 7/15/2027	342,152 (a)
430,000	6.63%, due 6/15/2029	439,036 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$435,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	$433,570 (a)
United Rentals North America, Inc.
295,000	5.25%, due 1/15/2030	288,586
160,000	4.00%, due 7/15/2030	146,344
475,000	3.75%, due 1/15/2032	419,304
1,445,000	6.13%, due 3/15/2034	1,451,812 (a)
845,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	881,992 (a)
Williams Scotsman, Inc.
450,000	6.63%, due 6/15/2029	458,230 (a)
700,000	7.38%, due 10/1/2031	727,787 (a)
705,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	616,818 (a)
14,526,794
Computers 1.2%
400,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	380,460 (a)
415,000	Amentum Escrow Corp., 7.25%, due 8/1/2032	423,843 (a)(e)
155,000	ASGN, Inc., 4.63%, due 5/15/2028	148,519 (a)
1,085,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,112,494 (a)
575,000	McAfee Corp., 7.38%, due 2/15/2030	536,364 (a)
2,601,680
Cosmetics - Personal Care 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
310,000	4.75%, due 1/15/2029	296,609 (a)
770,000	6.63%, due 7/15/2030	790,662 (a)
1,087,271
Distribution - Wholesale 3.1%
455,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	440,247 (a)
740,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	738,245 (a)
270,000	Gates Corp., 6.88%, due 7/1/2029	274,930 (a)
Resideo Funding, Inc.
1,365,000	4.00%, due 9/1/2029	1,244,159 (a)
785,000	6.50%, due 7/15/2032	784,960 (a)
Ritchie Bros Holdings, Inc.
355,000	6.75%, due 3/15/2028	362,462 (a)
825,000	7.75%, due 3/15/2031	867,491 (a)
975,000	Verde Purchaser LLC, 10.50%, due 11/30/2030	1,036,402 (a)
895,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	941,993 (a)
6,690,889
Diversified Financial Services 2.3%
435,000	Ally Financial, Inc., 6.70%, due 2/14/2033	447,129
229,000	Enova International, Inc., 9.13%, due 8/1/2029	231,271 (a)(e)
350,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	357,852 (a)
690,000	Jane Street Group/JSG Finance, Inc., 7.13%, due 4/30/2031	715,724 (a)
Nationstar Mortgage Holdings, Inc.
415,000	5.50%, due 8/15/2028	403,053 (a)
355,000	6.50%, due 8/1/2029	354,476 (a)(e)
350,000	5.13%, due 12/15/2030	325,948 (a)
945,000	5.75%, due 11/15/2031	901,886 (a)
80,000	7.13%, due 2/1/2032	81,660 (a)
285,000	OneMain Finance Corp., 3.88%, due 9/15/2028	260,353
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
PennyMac Financial Services, Inc.
$365,000	7.13%, due 11/15/2030	$367,796 (a)
380,000	5.75%, due 9/15/2031	363,022 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
110,000	3.88%, due 3/1/2031	97,848 (a)
70,000	4.00%, due 10/15/2033	60,206 (a)
4,968,224
Electric 4.6%
Calpine Corp.
260,000	5.13%, due 3/15/2028	251,815 (a)
150,000	4.63%, due 2/1/2029	141,744 (a)
1,655,000	5.00%, due 2/1/2031	1,562,961 (a)
665,000	Electricite de France SA, 9.13%, due 3/15/2033	736,775 (a)(f)(g)
845,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	768,883 (a)
NRG Energy, Inc.
1,255,000	10.25%, due 3/15/2028	1,390,664 (a)(f)(g)
300,000	5.25%, due 6/15/2029	291,708 (a)
330,000	3.63%, due 2/15/2031	288,752 (a)
760,000	TransAlta Corp., 7.75%, due 11/15/2029	797,355
940,000	Vistra Corp., 7.00%, due 12/15/2026	945,399 (a)(f)(g)
Vistra Operations Co. LLC
495,000	4.38%, due 5/1/2029	467,092 (a)
1,080,000	7.75%, due 10/15/2031	1,141,295 (a)
1,100,000	6.88%, due 4/15/2032	1,132,144 (a)
9,916,587
Electrical Components & Equipment 0.7%
625,000	EnerSys, 6.63%, due 1/15/2032	636,231 (a)
WESCO Distribution, Inc.
500,000	6.38%, due 3/15/2029	506,467 (a)
455,000	6.63%, due 3/15/2032	463,499 (a)
1,606,197
Electronics 1.3%
650,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	669,060 (a)
1,175,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,105,890 (a)
190,000	Sensata Technologies BV, 5.88%, due 9/1/2030	187,520 (a)
425,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	430,551 (a)
550,000	TTM Technologies, Inc., 4.00%, due 3/1/2029	510,684 (a)
2,903,705
Engineering & Construction 1.6%
810,000	Artera Services LLC, 8.50%, due 2/15/2031	830,465 (a)
415,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	455,722 (a)
865,000	Global Infrastructure Solutions, Inc., 7.50%, due 4/15/2032	871,484 (a)
1,255,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,215,807 (a)
3,373,478
Entertainment 5.5%
775,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	806,000 (a)
275,000	Banijay Entertainment SAS, 8.13%, due 5/1/2029	284,755 (a)
330,000	Caesars Entertainment, Inc., 6.50%, due 2/15/2032	334,355 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment – cont'd
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
$500,000	6.50%, due 10/1/2028	$504,750
495,000	5.25%, due 7/15/2029	482,047
Churchill Downs, Inc.
335,000	4.75%, due 1/15/2028	323,441 (a)
990,000	6.75%, due 5/1/2031	1,005,413 (a)
Light & Wonder International, Inc.
645,000	7.25%, due 11/15/2029	663,713 (a)
580,000	7.50%, due 9/1/2031	605,222 (a)
190,000	Live Nation Entertainment, Inc., 3.75%, due 1/15/2028	178,645 (a)
300,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	310,751 (a)
200,000	Merlin Entertainments Ltd., 5.75%, due 6/15/2026	198,282 (a)
515,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	486,302 (a)
375,000	Motion Bondco DAC, 6.63%, due 11/15/2027	369,267 (a)
Penn Entertainment, Inc.
120,000	5.63%, due 1/15/2027	117,100 (a)
350,000	4.13%, due 7/1/2029	309,745 (a)
500,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	487,634 (a)
1,175,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,149,179 (a)
960,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	914,447 (a)
1,070,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,103,110 (a)
415,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, due 5/1/2032	426,137 (a)
815,000	WMG Acquisition Corp., 3.88%, due 7/15/2030	734,652 (a)
11,794,947
Environmental Control 1.0%
GFL Environmental, Inc.
405,000	4.38%, due 8/15/2029	378,772 (a)
375,000	6.75%, due 1/15/2031	385,618 (a)
720,000	Madison IAQ LLC, 5.88%, due 6/30/2029	674,062 (a)
690,000	Wrangler Holdco Corp., 6.63%, due 4/1/2032	692,594 (a)
2,131,046
Food 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
125,000	5.88%, due 2/15/2028	123,939 (a)
320,000	3.50%, due 3/15/2029	291,536 (a)
455,000	4.88%, due 2/15/2030	434,712 (a)
Performance Food Group, Inc.
950,000	5.50%, due 10/15/2027	937,318 (a)
555,000	4.25%, due 8/1/2029	514,030 (a)
55,000	Post Holdings, Inc., 6.25%, due 2/15/2032	55,698 (a)
430,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	387,945
U.S. Foods, Inc.
540,000	6.88%, due 9/15/2028	555,114 (a)
620,000	4.75%, due 2/15/2029	593,676 (a)
155,000	4.63%, due 6/1/2030	145,295 (a)
520,000	7.25%, due 1/15/2032	543,819 (a)
4,583,082
Food Service 0.2%
420,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	408,923 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Forest Products & Paper 0.2%
$545,000	Ahlstrom Holding 3 Oyj, 4.88%, due 2/4/2028	$512,281 (a)
Healthcare - Products 1.8%
490,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	503,436 (a)
3,060,000	Medline Borrower LP, 5.25%, due 10/1/2029	2,957,781 (a)
340,000	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, due 4/1/2029	346,916 (a)
3,808,133
Healthcare - Services 5.7%
CHS/Community Health Systems, Inc.
635,000	5.63%, due 3/15/2027	608,047 (a)
97,000	8.00%, due 12/15/2027	97,060 (a)
40,000	6.00%, due 1/15/2029	37,138 (a)
710,000	5.25%, due 5/15/2030	619,172 (a)
845,000	4.75%, due 2/15/2031	695,005 (a)
400,000	10.88%, due 1/15/2032	429,994 (a)
245,000	Concentra Escrow Issuer Corp., 6.88%, due 7/15/2032	252,427 (a)
DaVita, Inc.
270,000	4.63%, due 6/1/2030	247,253 (a)
555,000	3.75%, due 2/15/2031	480,089 (a)
645,000	Encompass Health Corp., 4.63%, due 4/1/2031	600,883
500,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	507,166 (a)
370,000	HealthEquity, Inc., 4.50%, due 10/1/2029	348,525 (a)
305,000	Legacy LifePoint Health LLC, 4.38%, due 2/15/2027	294,819 (a)
LifePoint Health, Inc.
330,000	5.38%, due 1/15/2029	298,964 (a)
925,000	9.88%, due 8/15/2030	1,008,081 (a)
715,000	10.00%, due 6/1/2032	758,817 (a)
165,000	Molina Healthcare, Inc., 3.88%, due 11/15/2030	149,216 (a)
605,000	Star Parent, Inc., 9.00%, due 10/1/2030	645,628 (a)
1,070,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,105,039 (a)
512,662	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	571,618 (a)(d)
Tenet Healthcare Corp.
600,000	6.13%, due 6/15/2030	602,257
1,185,000	6.75%, due 5/15/2031	1,217,642
675,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	669,247 (a)
12,244,087
Home Builders 2.1%
630,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	639,292 (a)
910,000	KB Home, 7.25%, due 7/15/2030	944,180
Mattamy Group Corp.
160,000	5.25%, due 12/15/2027	156,465 (a)
225,000	4.63%, due 3/1/2030	210,694 (a)
Shea Homes LP/Shea Homes Funding Corp.
1,210,000	4.75%, due 2/15/2028	1,159,164
315,000	4.75%, due 4/1/2029	298,633
830,000	Taylor Morrison Communities, Inc., 5.13%, due 8/1/2030	809,269 (a)
380,000	Thor Industries, Inc., 4.00%, due 10/15/2029	342,419 (a)
30,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	29,764
4,589,880
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Housewares 0.4%
Newell Brands, Inc.
$485,000	5.70%, due 4/1/2026	$483,841
145,000	6.63%, due 9/15/2029	145,476
310,000	6.88%, due 4/1/2036	296,850
35,000	7.00%, due 4/1/2046	30,742
956,909
Insurance 5.3%
Acrisure LLC/Acrisure Finance, Inc.
690,000	8.25%, due 2/1/2029	701,749 (a)
235,000	8.50%, due 6/15/2029	241,528 (a)
960,000	7.50%, due 11/6/2030	974,321 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
1,310,000	6.75%, due 10/15/2027	1,300,171 (a)
420,000	7.00%, due 1/15/2031	427,574 (a)
AmWINS Group, Inc.
300,000	6.38%, due 2/15/2029	304,346 (a)
630,000	4.88%, due 6/30/2029	594,032 (a)
AssuredPartners, Inc.
960,000	5.63%, due 1/15/2029	914,457 (a)
475,000	7.50%, due 2/15/2032	483,602 (a)
555,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	572,280 (a)
1,035,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	997,495 (a)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
270,000	7.25%, due 2/15/2031	270,750 (a)
190,000	8.13%, due 2/15/2032	189,445 (a)
HUB International Ltd.
155,000	5.63%, due 12/1/2029	148,829 (a)
955,000	7.25%, due 6/15/2030	984,967 (a)
695,000	7.38%, due 1/31/2032	714,388 (a)
570,000	Jones Deslauriers Insurance Management, Inc., 10.50%, due 12/15/2030	611,392 (a)(h)
685,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	702,885 (a)
365,000	USI, Inc., 7.50%, due 1/15/2032	377,384 (a)
11,511,595
Internet 2.0%
Gen Digital, Inc.
390,000	6.75%, due 9/30/2027	396,679 (a)
470,000	7.13%, due 9/30/2030	485,890 (a)
645,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	634,992 (a)
Match Group Holdings II LLC
250,000	4.63%, due 6/1/2028	238,486 (a)
180,000	4.13%, due 8/1/2030	161,725 (a)
Rakuten Group, Inc.
575,000	11.25%, due 2/15/2027	621,265 (a)
600,000	9.75%, due 4/15/2029	635,197 (a)
1,205,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	1,086,891 (a)
4,261,125
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Iron - Steel 1.2%
ATI, Inc.
$895,000	5.88%, due 12/1/2027	$887,493
30,000	4.88%, due 10/1/2029	28,494
390,000	7.25%, due 8/15/2030	407,752
Carpenter Technology Corp.
75,000	6.38%, due 7/15/2028	75,433
760,000	7.63%, due 3/15/2030	792,881
475,000	TMS International Corp., 6.25%, due 4/15/2029	440,948 (a)
2,633,001
Leisure Time 2.6%
15,000	Acushnet Co., 7.38%, due 10/15/2028	15,641 (a)
390,000	Carnival Corp., 7.00%, due 8/15/2029	406,789 (a)
1,055,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	1,140,499 (a)
430,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	446,778 (a)
50,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	49,907 (a)
710,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	704,856 (a)
200,000	NCL Finance Ltd., 6.13%, due 3/15/2028	200,204 (a)
1,270,000	Royal Caribbean Cruises Ltd., 6.00%, due 2/1/2033	1,278,323 (a)(e)
Viking Cruises Ltd.
370,000	5.88%, due 9/15/2027	367,780 (a)
440,000	7.00%, due 2/15/2029	444,316 (a)
305,000	9.13%, due 7/15/2031	332,586 (a)
230,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	226,951 (a)
5,614,630
Lodging 0.4%
Station Casinos LLC
385,000	4.50%, due 2/15/2028	365,391 (a)
320,000	4.63%, due 12/1/2031	291,617 (a)
290,000	6.63%, due 3/15/2032	292,708 (a)
949,716
Machinery - Construction & Mining 0.3%
700,000	Terex Corp., 5.00%, due 5/15/2029	672,723 (a)
Machinery - Diversified 1.6%
555,000	ATS Corp., 4.13%, due 12/15/2028	513,764 (a)
Chart Industries, Inc.
985,000	7.50%, due 1/1/2030	1,024,697 (a)
95,000	9.50%, due 1/1/2031	103,185 (a)
125,000	Esab Corp., 6.25%, due 4/15/2029	126,767 (a)
705,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	734,567 (a)
740,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	739,816 (a)
265,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	259,847 (a)
3,502,643
Media 8.1%
Altice Financing SA
185,000	5.00%, due 1/15/2028	147,730 (a)
325,000	5.75%, due 8/15/2029	246,664 (a)
375,000	Cable One, Inc., 4.00%, due 11/15/2030	288,323 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
CCO Holdings LLC/CCO Holdings Capital Corp.
$160,000	5.13%, due 5/1/2027	$155,402 (a)
615,000	5.00%, due 2/1/2028	585,493 (a)
1,330,000	5.38%, due 6/1/2029	1,243,363 (a)
1,080,000	6.38%, due 9/1/2029	1,051,558 (a)
680,000	4.50%, due 8/15/2030	595,368 (a)
1,335,000	4.25%, due 2/1/2031	1,135,896 (a)
990,000	7.38%, due 3/1/2031	999,722 (a)
220,000	4.75%, due 2/1/2032	188,145 (a)
710,000	4.50%, due 5/1/2032	594,467
360,000	4.50%, due 6/1/2033	295,741 (a)
CSC Holdings LLC
510,000	5.50%, due 4/15/2027	426,376 (a)
355,000	5.38%, due 2/1/2028	281,831 (a)
325,000	7.50%, due 4/1/2028	182,216 (a)
440,000	11.25%, due 5/15/2028	397,794 (a)
725,000	11.75%, due 1/31/2029	655,392 (a)
345,000	6.50%, due 2/1/2029	265,701 (a)
585,000	4.13%, due 12/1/2030	405,030 (a)
690,000	4.63%, due 12/1/2030	272,575 (a)
325,000	5.00%, due 11/15/2031	130,286 (a)
DISH DBS Corp.
240,000	7.75%, due 7/1/2026	154,376
620,000	5.25%, due 12/1/2026	516,075 (a)
590,000	5.75%, due 12/1/2028	433,074 (a)
340,000	5.13%, due 6/1/2029	142,379
815,000	DISH Network Corp., 11.75%, due 11/15/2027	815,757 (a)
McGraw-Hill Education, Inc.
430,000	5.75%, due 8/1/2028	414,150 (a)
795,000	8.00%, due 8/1/2029	775,151 (a)
175,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 8/15/2027	171,782 (a)
Paramount Global
165,000	3.38%, due 2/15/2028	151,932
165,000	4.95%, due 1/15/2031	149,852
205,000	4.85%, due 7/1/2042	154,582
100,000	6.25%, due 2/28/2057	87,340 (f)
85,000	6.38%, due 3/30/2062	78,041 (f)
Sirius XM Radio, Inc.
660,000	5.50%, due 7/1/2029	630,885 (a)
690,000	3.88%, due 9/1/2031	576,392 (a)
1,085,000	Sunrise FinCo I BV, 4.88%, due 7/15/2031	987,111 (a)
270,000	Ziggo Bond Co. BV, 5.13%, due 2/28/2030	238,420 (a)
485,000	Ziggo BV, 4.88%, due 1/15/2030	441,541 (a)
17,463,913
Metal Fabricate - Hardware 0.2%
555,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	558,717 (a)
Mining 3.0%
320,000	Alcoa Nederland Holding BV, 7.13%, due 3/15/2031	330,312 (a)
Arsenal AIC Parent LLC
350,000	8.00%, due 10/1/2030	372,382 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Mining – cont'd
$360,000	11.50%, due 10/1/2031	$402,265 (a)
Constellium SE
445,000	5.63%, due 6/15/2028	437,502 (a)
385,000	6.38%, due 8/15/2032	384,483 (a)(e)
315,000	First Quantum Minerals Ltd., 9.38%, due 3/1/2029	331,300 (a)
FMG Resources August 2006 Pty. Ltd.
340,000	5.88%, due 4/15/2030	335,053 (a)
145,000	5.88%, due 4/15/2030	142,890 (i)
325,000	4.38%, due 4/1/2031	293,754 (a)
1,075,000	6.13%, due 4/15/2032	1,064,117 (a)
485,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	484,911 (a)
Kaiser Aluminum Corp.
215,000	4.63%, due 3/1/2028	201,527 (a)
1,150,000	4.50%, due 6/1/2031	1,018,991 (a)
Novelis Corp.
640,000	4.75%, due 1/30/2030	604,716 (a)
85,000	3.88%, due 8/15/2031	74,671 (a)
6,478,874
Miscellaneous Manufacturer 1.1%
315,000	Amsted Industries, Inc., 4.63%, due 5/15/2030	290,256 (a)
465,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	461,512 (a)(d)
890,000	Calderys Financing LLC, 11.25%, due 6/1/2028	951,844 (a)
580,000	Hillenbrand, Inc., 6.25%, due 2/15/2029	587,199
2,290,811
Office - Business Equipment 0.3%
580,000	Zebra Technologies Corp., 6.50%, due 6/1/2032	595,959 (a)
Oil & Gas 6.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
520,000	8.25%, due 12/31/2028	533,803 (a)
250,000	5.88%, due 6/30/2029	245,199 (a)
Borr IHC Ltd./Borr Finance LLC
370,915	10.00%, due 11/15/2028	388,418 (a)
487,864	10.38%, due 11/15/2030	514,876 (a)
400,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	404,148 (a)
Civitas Resources, Inc.
905,000	8.38%, due 7/1/2028	950,170 (a)
595,000	8.63%, due 11/1/2030	642,664 (a)
110,000	8.75%, due 7/1/2031	118,292 (a)
Comstock Resources, Inc.
627,000	6.75%, due 3/1/2029	607,487 (a)
970,000	5.88%, due 1/15/2030	902,267 (a)
Crescent Energy Finance LLC
515,000	7.63%, due 4/1/2032	528,165 (a)
495,000	7.38%, due 1/15/2033	501,818 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
425,000	6.25%, due 11/1/2028	424,891 (a)
503,000	5.75%, due 2/1/2029	494,570 (a)
30,000	6.00%, due 4/15/2030	29,351 (a)
268,000	6.00%, due 2/1/2031	260,099 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
$365,000	8.38%, due 11/1/2033	$394,830 (a)
95,000	Nabors Industries Ltd., 7.50%, due 1/15/2028	93,347 (a)
Nabors Industries, Inc.
505,000	7.38%, due 5/15/2027	514,259 (a)
100,000	9.13%, due 1/31/2030	106,831 (a)
Northern Oil & Gas, Inc.
435,000	8.13%, due 3/1/2028	443,863 (a)
85,000	8.75%, due 6/15/2031	89,587 (a)
Permian Resources Operating LLC
250,000	5.38%, due 1/15/2026	249,563 (a)
685,000	5.88%, due 7/1/2029	680,859 (a)
595,000	7.00%, due 1/15/2032	616,054 (a)
210,000	6.25%, due 2/1/2033	211,580 (a)(e)
Sunoco LP
190,000	7.00%, due 5/1/2029	195,560 (a)
165,000	7.25%, due 5/1/2032	171,526 (a)
840,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	796,523 (a)
Transocean, Inc.
405,000	8.25%, due 5/15/2029	413,533 (a)
405,000	8.50%, due 5/15/2031	414,601 (a)
12,938,734
Oil & Gas Services 0.9%
440,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, due 4/1/2028	438,941 (a)
320,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	322,094 (a)
540,000	Star Holding LLC, 8.75%, due 8/1/2031	531,911 (a)
680,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	692,021 (a)
1,984,967
Packaging & Containers 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
295,000	6.00%, due 6/15/2027	293,240 (a)
440,000	4.00%, due 9/1/2029	373,716 (a)
235,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, due 8/15/2026	198,737 (a)
175,000	Berry Global, Inc., 5.63%, due 7/15/2027	173,211 (a)
660,000	Canpack SA/Canpack U.S. LLC, 3.88%, due 11/15/2029	592,262 (a)
410,000	Clydesdale Acquisition Holdings, Inc., 6.88%, due 1/15/2030	408,456 (a)(e)
75,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	73,104 (a)
1,030,000	Mauser Packaging Solutions Holding Co., 9.25%, due 4/15/2027	1,031,387 (a)
860,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	807,326 (a)
610,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	576,313 (a)
420,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	437,263 (a)
405,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	442,719 (a)
455,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	446,674 (a)
5,854,408
Pharmaceuticals 1.3%
475,000	180 Medical, Inc., 3.88%, due 10/15/2029	430,606 (a)
Bausch Health Cos., Inc.
595,000	6.13%, due 2/1/2027	506,006 (a)
545,000	5.75%, due 8/15/2027	444,175 (a)
760,000	4.88%, due 6/1/2028	585,276 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals – cont'd
$360,000	Grifols SA, 4.75%, due 10/15/2028	$328,464 (a)
415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.88%, due 9/15/2029	448,089
2,742,616
Pipelines 8.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
955,000	5.38%, due 6/15/2029	933,803 (a)
475,000	6.63%, due 2/1/2032	484,608 (a)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
220,000	7.00%, due 7/15/2029	226,005 (a)
165,000	7.25%, due 7/15/2032	171,742 (a)
CQP Holdco LP/BIP-V Chinook Holdco LLC
890,000	5.50%, due 6/15/2031	853,633 (a)
510,000	7.50%, due 12/15/2033	539,406 (a)
1,205,000	DT Midstream, Inc., 4.13%, due 6/15/2029	1,126,445 (a)
EQM Midstream Partners LP
205,000	7.50%, due 6/1/2027	210,610 (a)
5,000	5.50%, due 7/15/2028	4,975
135,000	6.38%, due 4/1/2029	137,811 (a)
405,000	7.50%, due 6/1/2030	437,091 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
580,000	8.25%, due 1/15/2029	603,417
255,000	8.88%, due 4/15/2030	269,975
438,000	7.88%, due 5/15/2032	447,260
Harvest Midstream I LP
735,000	7.50%, due 9/1/2028	752,162 (a)
275,000	7.50%, due 5/15/2032	282,939 (a)
Hess Midstream Operations LP
530,000	6.50%, due 6/1/2029	540,348 (a)
215,000	5.50%, due 10/15/2030	208,867 (a)
955,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	983,576 (a)
690,000	ITT Holdings LLC, 6.50%, due 8/1/2029	647,455 (a)
1,125,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	1,113,625 (a)
240,000	New Fortress Energy, Inc., 8.75%, due 3/15/2029	217,622 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
265,000	8.13%, due 2/15/2029	268,566 (a)
285,000	8.38%, due 2/15/2032	291,228 (a)
360,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	362,029 (a)
305,000	NuStar Logistics LP, 6.00%, due 6/1/2026	305,319
360,000	Prairie Acquiror LP, 9.00%, due 8/1/2029	371,190 (a)
Rockies Express Pipeline LLC
160,000	4.80%, due 5/15/2030	149,487 (a)
415,000	7.50%, due 7/15/2038	434,888 (a)
455,000	6.88%, due 4/15/2040	447,527 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
565,000	6.00%, due 3/1/2027	560,932 (a)
455,000	7.38%, due 2/15/2029	460,968 (a)
155,000	6.00%, due 12/31/2030	146,874 (a)
315,000	6.00%, due 9/1/2031	296,925 (a)
Venture Global Calcasieu Pass LLC
420,000	3.88%, due 8/15/2029	388,324 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$400,000	4.13%, due 8/15/2031	$363,620 (a)
Venture Global LNG, Inc.
665,000	8.13%, due 6/1/2028	692,556 (a)
775,000	9.50%, due 2/1/2029	862,179 (a)
605,000	7.00%, due 1/15/2030	611,318 (a)
255,000	8.38%, due 6/1/2031	267,971 (a)
235,000	9.88%, due 2/1/2032	260,870 (a)
18,736,146
Real Estate 0.5%
191,000	Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., 5.75%, due 1/15/2029	131,289 (a)
330,000	Cushman & Wakefield U.S. Borrower LLC, 8.88%, due 9/1/2031	354,933 (a)
505,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	535,493 (a)
1,021,715
Real Estate Investment Trusts 5.1%
420,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	385,532 (a)
260,000	EPR Properties, 3.75%, due 8/15/2029	237,961
Iron Mountain, Inc.
410,000	5.25%, due 3/15/2028	401,704 (a)
245,000	5.00%, due 7/15/2028	237,502 (a)
375,000	4.88%, due 9/15/2029	358,295 (a)
150,000	5.25%, due 7/15/2030	144,362 (a)
485,000	4.50%, due 2/15/2031	445,777 (a)
35,000	5.63%, due 7/15/2032	33,753 (a)
MPT Operating Partnership LP/MPT Finance Corp.
160,000	5.25%, due 8/1/2026	143,716
360,000	5.00%, due 10/15/2027	295,164
790,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	719,260 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
1,000,000	5.88%, due 10/1/2028	990,000 (a)
435,000	7.00%, due 2/1/2030	442,815 (a)
RHP Hotel Properties LP/RHP Finance Corp.
370,000	7.25%, due 7/15/2028	382,033 (a)
175,000	4.50%, due 2/15/2029	165,791 (a)
650,000	6.50%, due 4/1/2032	657,342 (a)
1,185,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,057,433 (a)
895,000	Service Properties Trust, 8.63%, due 11/15/2031	950,998 (a)
Starwood Property Trust, Inc.
570,000	4.38%, due 1/15/2027	547,330 (a)
550,000	7.25%, due 4/1/2029	565,645 (a)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
1,165,000	10.50%, due 2/15/2028	1,178,337 (a)
230,000	6.50%, due 2/15/2029	172,575 (a)
455,000	XHR LP, 4.88%, due 6/1/2029	429,347 (a)
10,942,672
Retail 6.1%
1011778 BC ULC/New Red Finance, Inc.
615,000	3.88%, due 1/15/2028	578,234 (a)
155,000	4.38%, due 1/15/2028	147,388 (a)
1,480,000	4.00%, due 10/15/2030	1,320,122 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail – cont'd
Asbury Automotive Group, Inc.
$570,000	4.63%, due 11/15/2029	$532,618 (a)
315,000	5.00%, due 2/15/2032	290,282 (a)
Bath & Body Works, Inc.
655,000	6.63%, due 10/1/2030	661,221 (a)
150,000	6.95%, due 3/1/2033	146,392
Carvana Co.
1,000,146	9.00% Cash/12.00% PIK, due 12/1/2028	1,080,433 (a)(d)
525,000	9.00% Cash/14.00% PIK, due 6/1/2031	611,335 (a)(d)
565,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	591,183 (a)
495,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	443,607 (a)
Gap, Inc.
885,000	3.63%, due 10/1/2029	773,574 (a)
175,000	3.88%, due 10/1/2031	147,000 (a)
255,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	257,192 (a)
820,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	774,071 (a)
315,000	Ken Garff Automotive LLC, 4.88%, due 9/15/2028	297,844 (a)
LCM Investments Holdings II LLC
710,000	4.88%, due 5/1/2029	668,626 (a)
345,000	8.25%, due 8/1/2031	361,818 (a)
Macy's Retail Holdings LLC
210,000	5.88%, due 4/1/2029	205,108 (a)
105,000	5.88%, due 3/15/2030	100,782 (a)
180,000	6.13%, due 3/15/2032	171,788 (a)
435,000	4.50%, due 12/15/2034	369,335
70,000	5.13%, due 1/15/2042	56,739
Murphy Oil USA, Inc.
315,000	4.75%, due 9/15/2029	301,351
120,000	3.75%, due 2/15/2031	106,555 (a)
420,000	Nordstrom, Inc., 5.00%, due 1/15/2044	336,095
PetSmart, Inc./PetSmart Finance Corp.
435,000	4.75%, due 2/15/2028	408,697 (a)
435,000	7.75%, due 2/15/2029	422,198 (a)
Walgreens Boots Alliance, Inc.
165,000	4.50%, due 11/18/2034	131,204
170,000	4.80%, due 11/18/2044	127,460
360,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	356,400 (a)
470,000	Yum! Brands, Inc., 4.63%, due 1/31/2032	438,311
13,214,963
Software 3.0%
1,560,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	1,470,822 (a)
350,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, due 6/15/2029	359,026 (a)
150,000	Central Parent, Inc./CDK Global, Inc., 7.25%, due 6/15/2029	151,287 (a)
Cloud Software Group, Inc.
1,035,000	6.50%, due 3/31/2029	1,008,863 (a)
625,000	9.00%, due 9/30/2029	621,504 (a)
315,000	8.25%, due 6/30/2032	326,813 (a)
70,000	Open Text Corp., 3.88%, due 12/1/2029	63,541 (a)
Open Text Holdings, Inc.
490,000	4.13%, due 2/15/2030	446,926 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Software – cont'd
$335,000	4.13%, due 12/1/2031	$298,240 (a)
522,300	Rackspace Finance LLC, 3.50%, due 5/15/2028	226,204 (a)
1,330,000	UKG, Inc., 6.88%, due 2/1/2031	1,367,020 (a)
145,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 2/1/2029	132,459 (a)
6,472,705
Telecommunications 4.4%
Altice France SA
1,050,000	8.13%, due 2/1/2027	849,181 (a)
530,000	5.50%, due 10/15/2029	372,727 (a)
350,000	Ciena Corp., 4.00%, due 1/31/2030	321,389 (a)
330,000	CommScope LLC, 6.00%, due 3/1/2026	309,764 (a)
185,000	CommScope Technologies LLC, 6.00%, due 6/15/2025	173,669 (a)
Consolidated Communications, Inc.
220,000	5.00%, due 10/1/2028	190,422 (a)
435,000	6.50%, due 10/1/2028	391,770 (a)
Frontier Communications Holdings LLC
305,000	5.88%, due 10/15/2027	301,998 (a)
325,000	5.00%, due 5/1/2028	312,995 (a)
820,000	5.88%, due 11/1/2029	737,999
895,000	8.75%, due 5/15/2030	937,630 (a)
290,000	8.75%, due 5/15/2030	303,813 (i)
Iliad Holding SASU
1,230,000	7.00%, due 10/15/2028	1,233,218 (a)
65,000	8.50%, due 4/15/2031	67,719 (a)
Level 3 Financing, Inc.
506,973	11.00%, due 11/15/2029	536,702 (a)
739,000	10.50%, due 5/15/2030	755,258 (a)
Telecom Italia Capital SA
145,000	7.20%, due 7/18/2036	144,717
145,000	7.72%, due 6/4/2038	147,356
Viasat, Inc.
215,000	5.63%, due 4/15/2027	202,073 (a)
225,000	6.50%, due 7/15/2028	183,171 (a)
540,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	463,609 (a)
Zayo Group Holdings, Inc.
405,000	4.00%, due 3/1/2027	344,398 (a)
210,000	6.13%, due 3/1/2028	143,374 (a)
9,424,952
Transportation 0.9%
130,000	Genesee & Wyoming, Inc., 6.25%, due 4/15/2032	131,550 (a)
485,000	Watco Cos. LLC/Watco Finance Corp., 7.13%, due 8/1/2032	496,712 (a)
1,250,000	XPO, Inc., 7.13%, due 2/1/2032	1,292,774 (a)
1,921,036
Trucking & Leasing 1.0%
425,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	424,449 (a)(f)
Fortress Transportation & Infrastructure Investors LLC
210,000	7.88%, due 12/1/2030	222,601 (a)
930,000	7.00%, due 5/1/2031	958,845 (a)
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Trucking & Leasing – cont'd
$560,000	7.00%, due 6/15/2032	$577,539 (a)
		2,183,434
Total Corporate Bonds (Cost $269,346,810)		272,169,644

Loan Assignments(b) 5.1%
Automotive 0.1%
210,585	First Brands Group LLC, Second Lien Term Loan, (3 mo. USD Term SOFR + 8.50%), 14.01%, due 3/30/2028	200,056 (j)
Building Materials 0.1%
255,000	Cornerstone Building Brands, Inc., 2024 Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.83%, due 5/2/2031	246,712
Business Equipment & Services 0.1%
150,000	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.83%, due 11/30/2030	150,095
Commercial Services 0.1%
159,194	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 10.40%, due 4/11/2029	149,642
Construction & Engineering 0.1%
	Groundworks LLC
245,198	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.83%, due 3/14/2031	245,443
7,221	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.83%, due 3/14/2031	7,228
		252,671
Containers & Glass Products 0.2%
347,375	Trident TPI Holdings, Inc., Term Loan B6, (3 mo. USD Term SOFR + 4.00%), 9.33%, due 9/15/2028	349,095
Diversified Insurance 0.1%
304,212	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.43%, due 10/1/2027	269,988
Electronics - Electrical 0.8%
293,495	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.19%, due 10/8/2028	284,323
453,939	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 11.70%, due 5/15/2028	458,479
294,244	RealPage, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.46%, due 4/24/2028	286,458
565,000	VS Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.58%, due 4/11/2031	566,768
		1,596,028
Health Care 0.9%
	Aveanna Healthcare LLC
477,546	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.20%, due 7/17/2028	456,176
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 12.50%, due 12/10/2029	456,250
	National Mentor Holdings, Inc.
319,152	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 9.18% – 9.19%, due 3/2/2028	300,162 (k)
9,199	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 9.18%, due 3/2/2028	8,652
717,361	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.34%, due 11/15/2028	719,786
		1,941,026
Home Furnishings 0.1%
318,989	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.71%, due 10/30/2027	294,239
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value

Industrial Equipment 0.3%
$677,604	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 11.60%, due 5/21/2029	$674,216
Insurance 0.2%
375,000	Truist Insurance Holdings LLC, Second Lien Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.08%, due 5/6/2032	384,776
Life Sciences Tools & Services 0.3%
703,238	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.08%, due 9/27/2030	703,955
Oil & Gas 0.1%
294,263	Prairie ECI Acquiror LP, Term Loan, (1 mo. USD Term SOFR + 4.75%), 10.09%, due 8/1/2029	294,115
Pipelines 0.4%
915,400	New Fortress Energy, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.25%, due 10/27/2028	901,101
Trading Companies & Distributors 0.4%
480,976	Fastlane Parent Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 9.84%, due 9/29/2028	479,784
430,000	Johnstone Supply LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.33%, due 6/7/2031	430,860 (h)(l)
		910,644
Utilities 0.8%
	Lightstone Holdco LLC
1,265,351	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.00%, due 1/29/2027	1,262,188
71,567	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 11.00%, due 1/29/2027	71,388
300,000	USIC Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 9.05% – 9.10%, due 5/12/2028	290,250 (k)
		1,623,826
Total Loan Assignments (Cost $10,767,716)		10,942,185

Convertible Bonds 0.1%
Media 0.1%
292,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $300,441)	177,363
Number of Shares

Short-Term Investments 4.1%
Investment Companies 4.1%
8,806,354	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.26%(m) (Cost $8,806,354)	8,806,354
Total Investments 136.8% (Cost $292,213,821)		295,115,176
Liabilities Less Other Assets (18.3)%		(39,357,889)(n)
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $48,911) (18.5)%		(39,951,089)(o)
Net Assets Applicable to Common Stockholders 100.0%		$215,806,198

See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2024, these securities amounted to $252,701,269, which represents 117.1% of net assets applicable to common stockholders of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2024 and changes periodically.
(c)	Represents less than 0.05% of net assets applicable to common stockholders of the Fund.
(d)	Payment-in-kind (PIK) security.
(e)	When-issued security. Total value of all such securities at July 31, 2024 amounted to $4,522,650, which represents 2.1% of net assets applicable to common stockholders of the Fund.
(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2024 amounted to $446,703, which represents 0.2% of net assets applicable to common stockholders of the Fund.

(j)	Value determined using significant unobservable inputs.
(k)	The stated interest rates represent the range of rates at July 31, 2024 of the underlying contracts within the Loan Assignment.
(l)	All or a portion of this security had not settled as of July 31, 2024 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	Represents 7-day effective yield as of July 31, 2024.
(n)	As of July 31, 2024, the value of unfunded loan commitments was $37,946 for the Fund (see Notes to Schedule of Investments).
(o)	Fair valued as of July 31, 2024 in accordance with procedures approved by the valuation designee.
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$248,079,183	115.0%
Canada	12,140,291	5.6%
France	4,787,520	2.2%
United Kingdom	3,520,520	1.6%
Cayman Islands	2,262,892	1.0%
Germany	2,114,239	1.0%
Netherlands	2,113,746	1.0%
Australia	1,835,814	0.9%
Luxembourg	1,404,772	0.7%
Japan	1,256,462	0.6%
Mexico	903,294	0.4%
Czech Republic	806,000	0.4%
Ireland	782,301	0.4%
Bermuda	756,738	0.3%
Switzerland	752,192	0.3%
Poland	592,262	0.3%
Finland	512,281	0.2%
Israel	448,089	0.2%
Zambia	331,300	0.2%
Spain	328,464	0.2%
Italy	292,073	0.1%
Chile	288,389	0.1%
Liquidation Preference of Mandatory Redeemable Preferred Shares (net of unamortized deferred issuance cost of $48,911)	(39,951,089)	(18.5)%
Short-Term Investments and Other Liabilities—Net	(30,551,535)	(14.2)%
	$215,806,198	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Yield Strategies Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$3,019,630	$—	$3,019,630
Corporate Bonds#	—	272,169,644	—	272,169,644
Loan Assignments
Automotive	—	—	200,056	200,056
Other Loan Assignments#	—	10,742,129	—	10,742,129
Total Loan Assignments	—	10,742,129	200,056	10,942,185
Convertible Bonds#	—	177,363	—	177,363
Short-Term Investments	—	8,806,354	—	8,806,354
Total Investments	$—	$294,915,120	$200,056	$295,115,176

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2024
Investments in Securities:
Loan Assignments(1)	$657	$—	$(1)	$(8)	$308	$(99)	$—	$(657)	$200	$(8)
Total	$657	$—	$(1)	$(8)	$308	$(99)	$—	$(657)	$200	$(8)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to significant unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s Mandatory Redeemable Preferred Shares as of July 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Mandatory Redeemable Preferred Shares(a)	$—	$(40,000,000)	$—	$(40,000,000)
Total Mandatory Redeemable Preferred Shares	$—	$(40,000,000)	$—	$(40,000,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2024
Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of the Fund's Mandatory Redeemable Preferred Shares is estimated to be their liquidation preference (Level 2 inputs).
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited)  (cont’d)
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. As of July 31, 2024, the value of unfunded loan commitments was $37,946, pursuant to the following loan agreement:
Borrower	Principal Amount	Value
Groundworks LLC, Term Loan DD, (3 mo. USD Term SOFR + 0.50%), 0.50%, due 3/14/2031(a)	$37,908	$37,946

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2024.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments High Yield Strategies Fund Inc. (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.